Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Foreign Currency Translation Reserve [Member]	Non - Controlling Interest [Member]	Total
Balance at Dec. 31, 2018	$ 3,625	$ 200,353	$ (203,321)	$ (194)		$ 463
Balance at Dec. 31, 2018	3,625	200,353	(203,321)	(194)		463
NCI on acquisition of subsidiary					(12,380)	(12,380)
Issuance of share
Net loss			(279,526)		(5,129)	(284,655)
Other comprehensive income				(1,517)	(358)	(1,875)
Foreign currency translation adjustment						(1,875)
Total comprehensive loss for the period						(286,530)
Balance at Dec. 31, 2019	3,625	200,353	(482,847)	(1,711)	(17,867)	(298,447)
NCI on acquisition of subsidiary
Issuance of share
Net loss			(266,344)		(20,479)	(286,823)
Other comprehensive income
Foreign currency translation adjustment				7,270	1,525	8,795
Total comprehensive loss for the period			(266,344)	7,270	(18,954)	(278,028)
Balance at Jun. 30, 2020	3,625	200,353	(749,191)	(5,559)	(36,821)	(576,475)
Balance at Dec. 31, 2019	3,625	200,353	(482,847)	(1,711)	(17,867)	(298,447)
NCI on acquisition of subsidiary
Issuance of share	486	97,052				97,538
Net loss			(864,120)		(103,371)	(967,491)
Other comprehensive income				(44,462)	(3,548)	(48,010)
Foreign currency translation adjustment						(48,010)
Total comprehensive loss for the period						(1,015,501)
Balance at Dec. 31, 2020	4,111	297,405	(1,346,967)	(46,173)	(124,786)	(1,216,410)
NCI on acquisition of subsidiary
Issuance of share
Net loss			(186,985)		1,235	(185,750)
Other comprehensive income
Foreign currency translation adjustment				(14,982)	(3,745)	(18,727)
Total comprehensive loss for the period			(186,985)	(61,154)	(127,296)	(204,477)
Balance at Jun. 30, 2021	$ 4,111	$ 297,405	$ (1,533,952)	$ (61,154)	$ (127,296)	$ (1,420,886)